Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Summary of Exploration Commitments

Exploration Commitments

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Commitments for payments under exploration permits in existence at the reporting date but not recognized as liabilities payable	$470,763	$2,000

Summary of Significant Capital Expenditure Contracted

Significant capital expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Property, plant and equipment	$52,968,336	$9,321,453

The capital commitments relate to purchases of property, plant and equipment in connection with the expansion of our business and development of our technologies in the NAM and BTS business segments and are expected to be recognized within the next twelve months.